Segment Information Property, Plant and Equipment by Geography (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 359	$ 341
UNITED STATES
Segment Reporting Information [Line Items]
Property, plant and equipment, net	247	204
Americas (Excluding United States) [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	13	19
EMEA
Segment Reporting Information [Line Items]
Property, plant and equipment, net	57	75
APJ [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 42	$ 43